NORTHERN GLOBAL TACTICAL ASSET ALLOCATION FUND
GLOBAL TACTICAL ASSET ALLOCATION FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation and current income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	NORTHERN GLOBAL TACTICAL ASSET ALLOCATION FUND NORTHERN GLOBAL TACTICAL ASSET ALLOCATION FUND USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		NORTHERN GLOBAL TACTICAL ASSET ALLOCATION FUND NORTHERN GLOBAL TACTICAL ASSET ALLOCATION FUND
Management Fees	[1]	0.23%
Other Expenses	[1]	0.25%
Transfer Agency Fees	[1]	0.02%
Other Operating Expenses	[1]	0.23%
Acquired Fund Fees and Expenses	[1],[2]	0.37%
Total Annual Fund Operating Expenses	[1],[3]	0.85%
Expense Reimbursement	[1],[4]	(0.22%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[1],[3]	0.63%
[1]	The expense information in the table has been restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. They have no impact on the costs associated with Fund operations.
[3]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Expense Reimbursement will not correlate to the Fund's ratio of average net assets to (1) expenses, before waivers, reimbursements and credits and (2) expenses, net of waivers, reimbursements and credits, respectively, included in the Fund's Financial Highlights in the Fund's complete Prospectus, which do not reflect indirect expenses, such as Acquired Fund Fees and Expenses.
[4]	Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund (other than certain excepted expenses, i.e., Acquired Fund Fees and Expenses; the compensation paid to each Independent Trustee of the Trust; expenses of third party consultants engaged by the Board of Trustees; membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; expenses in connection with the negotiation and renewal of the revolving credit facility; and extraordinary expenses and interest) to the extent the "Total Annual Fund Operating Expenses" exceed 0.25%. The "Total Annual Fund Operating Expenses After Expense Reimbursement" may be higher than the contractual limitation as a result of the excepted expenses that are not reimbursed. This contractual limitation may not be terminated before July 31, 2016 without the approval of the Board of Trustees.

EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
NORTHERN GLOBAL TACTICAL ASSET ALLOCATION FUND | NORTHERN GLOBAL TACTICAL ASSET ALLOCATION FUND | USD ($)	64	249	450	1,029

PORTFOLIO TURNOVER.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51.55% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in shares of a combination of underlying mutual funds and exchange-traded funds (“ETFs”) for which Northern Trust Investments, Inc. (“NTI”), the Fund’s investment adviser, or an affiliate acts as investment adviser. The Fund also may invest in other unaffiliated mutual funds and ETFs (together, with affiliated underlying funds and ETFs, the “Underlying Funds”), and other securities and investments not issued by mutual funds.

The Fund will be diversified among a number of asset classes, and its allocation will be based on an asset allocation framework developed by the Investment Policy Committee of The Northern Trust Company (“TNTC”) and NTI (TNTC and NTI are collectively referred to herein as “Northern Trust”). The Fund intends to invest indirectly, through Underlying Funds, in equity and fixed-income securities of both U.S. and non-U.S. corporate and governmental issuers. The asset classes in which the Fund invests include but are not limited to small-, mid- and large-capitalization common stocks; real estate securities; commodity-related securities; securities of foreign issuers, including emerging markets; and fixed- income securities, including high yield securities and money market instruments. The Fund also may invest directly in equity and fixed-income securities and money market instruments. In addition, the Fund also may invest directly in derivatives, including but not limited to forward currency exchange contracts, futures contracts and options on futures contracts, for hedging purposes.

Under normal market conditions, the Fund will invest significantly in funds that invest in companies that are located, headquartered, incorporated or otherwise organized outside of the United States as represented in either the MSCI EAFE® Index, MSCI Emerging Markets® Index or other diversified foreign indices.

The Fund expects its foreign investments to be allocated among funds that are diversified among various regions, countries, including the United States (but in no less than three different countries), industries and capitalization ranges. The Fund may invest in funds that invest in equity and debt of issuers in both developed and emerging markets.

Northern Trust’s Investment Policy Committee is responsible for developing tactical asset allocation recommendations with respect to the Fund using the asset allocation framework and incorporating various criteria, including, for example, economic factors such as gross domestic product and inflation; fixed-income market factors such as sovereign yields, credit spreads and currency trends; and equity market factors such as domestic and foreign operating earnings and valuation levels. NTI monitors the Fund daily to ensure it is invested pursuant to the current asset allocation framework. NTI reviews the asset allocation framework and recommended allocations at least monthly, or more frequently as needed, to consider adjusting the allocations based on its evolving investment views amid changing market and economic conditions. There is no limit in the number of Underlying Funds in which the Fund may invest. The Fund is not required to maintain any minimum or maximum investment in any asset class, and the Fund may at times invest more than 25% of its assets in one Underlying Fund or asset class.

The Fund’s investment adviser may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.

Morgan Stanley Capital International, Inc. (“MSCI”) does not endorse any of the securities in the MSCI EAFE Index or MSCI Emerging Markets Index. It is not a sponsor of the Global Tactical Asset Allocation Fund and is not associated with the Fund in any way.
PRINCIPAL RISKS
AFFILIATED PERSON RISK is the risk that the Fund’s investment adviser may select investments for the Fund based on its own financial interests rather than the Fund’s interests.

ASSET ALLOCATION RISK is the risk that the selection by a manager of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with similar investment objectives. The Fund’s investment in any one Underlying Fund or asset class may exceed 25% of the Fund’s total assets, which may cause it to be subject to greater risk than a more diversified fund.

COMMODITY-RELATED SECURITIES RISK is the risk that investing in commodity-related securities investments may subject the Fund to greater volatility than investments in other kinds of securities. In addition to overall market movements, commodity-related securities may be adversely impacted by commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments.

COUNTERPARTY RISK is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fund’s investments and its returns. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

CURRENCY RISK is the risk that foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Fund’s investments and its returns. Because the Fund’s net asset value (“NAV”) is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Fund’s holdings appreciates.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

DERIVATIVES RISK is the risk that derivatives can be more sensitive to changes in interest rates and sudden fluctuations in market prices than conventional securities. Derivatives are also subject to liquidity and mispricing risks. Investments in derivative instruments, which may be leveraged, may result in losses exceeding the amounts invested. Derivatives are also subject to counterparty risk.

EMERGING MARKETS RISK is the risk that markets of emerging market countries are less developed and less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed markets.

EXPENSES RISK is the risk that the Fund’s expense structure may result in lower investment returns. You may invest in the Underlying Funds directly. By investing in the Underlying Funds indirectly through the Fund, you will incur not only a proportionate share of the expenses of the Underlying Funds held by the Fund (including operating costs and investment management fees), but also expenses of the Fund.

FOREIGN SECURITIES RISK is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline.

HIGH-YIELD RISK is the risk that the Fund’s non-investment grade fixed-income securities, sometimes known as “junk bonds,” will be subject to greater credit risk, price volatility and risk of loss than investment grade securities, which can adversely impact the Fund’s return and net asset value. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payment.

INTEREST RATE/MATURITY RISK is the risk that the value of the Fund’s assets will decline because of rising interest rates. The magnitude of this decline will often be greater for longer-term fixed-income securities than shorter-term fixed-income securities.

MANAGEMENT RISK is the risk that a strategy used by the Fund’s investment adviser may fail to produce the intended results.

MARKET RISK is the risk that the value of securities owned by the Fund may decline, at times sharply and unpredictably, because of economic changes or other events that affect individual issuers or large portions of the market. It includes the risk that a particular style of equity investing, such as growth or value, may underperform the market generally.

PORTFOLIO TURNOVER RISK is the risk that high portfolio turnover is likely to lead to increased Fund expenses that may result in lower investment returns. High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgage or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

REAL ESTATE SECURITIES RISK is the risk that investments in real estate investment trusts (REITs) and securities of real estate companies will make the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. REITs and real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

SMALL CAP STOCK RISK is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

UNDERLYING FUND RISK is the risk that the Fund’s investment performance and its ability to achieve its investment objective are directly related to the performance of the Underlying Funds in which it invests. There can be no assurance that the Underlying Funds will achieve their respective investment objectives. The Fund is subject to the risks of the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds.

As with any mutual fund, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
FUND PERFORMANCE
The bar chart and table that follow provide an indication of the risks of investing in the Fund. The Fund commenced operations on July 1, 1993 as a separate portfolio (the “Predecessor Fund”) of Northern Institutional Funds. On August 1, 2011, the Predecessor Fund was reorganized into the Fund (the “Reorganization”). Prior to the Reorganization, the Predecessor Fund offered and sold Class A, Class C and Class D shares. In connection with the Reorganization, holders of the Predecessor Fund’s Class A, Class C and Class D shares received shares of the Fund. The Predecessor Fund was managed with the same investment objective, strategies and policies as are followed by the Fund. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization was assumed by the Fund.

The performance information set forth in the bar chart and table below for periods prior to the date of the Reorganization is that of the Class A Shares of the Predecessor Fund.

On April 1, 2008, the Predecessor Fund changed its investment strategy from a traditional balanced fund to an asset allocation fund operating as a fund of funds. The performance shown prior to that date represents performance of the Predecessor Fund’s prior balanced fund strategy.

The Fund’s and Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund is available and may be obtained on the Trust’s web site at www.northernfunds.com or by calling 800-595-9111.
CALENDAR YEAR TOTAL RETURN*

*Year-to-date total return for the six months ended June 30, 2015 is 0.95%. For the periods shown in the bar chart above, the highest quarterly return was 10.25% in the second quarter of 2009, and the lowest quarterly return was (9.31)% in the third quarter of 2011.
AVERAGE ANNUAL TOTAL RETURN (For the periods ended December 31, 2014)
Average Annual Total Returns - NORTHERN GLOBAL TACTICAL ASSET ALLOCATION FUND	Inception Date	1-Year	5-Year	10-Year	Since Inception
NORTHERN GLOBAL TACTICAL ASSET ALLOCATION FUND	Jul. 01, 1993	2.14%	7.56%	4.81%	6.35%
NORTHERN GLOBAL TACTICAL ASSET ALLOCATION FUND | Return after taxes on distributions		1.42%	6.85%	3.60%	4.86%
NORTHERN GLOBAL TACTICAL ASSET ALLOCATION FUND | Return after taxes on distributions and sale of Fund shares		1.50%	5.74%	3.56%	4.76%
MSCI All Country World Index (reflects no deduction for fees, expenses, or taxes)		4.16%	9.10%	6.06%	7.16%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		5.97%	4.45%	4.71%	5.74%
Asset Allocation Blend Index — 60% MSCI All Country World Index and 40% Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		4.97%	7.56%	5.89%	6.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.